Goodwill and Intangible Assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
Goodwill and Intangible Assets, net
The changes in the carrying amount of goodwill for the three months ended March 31, 2019, are as follows (in thousands):

	Premier	J&S	Corporate and Other	Consolidated
Balance at December 31, 2018	$53,517	$5,384	$782	$59,683
Changes in goodwill:
Additions (1)	—	5,429	—	5,429
Adjustments	—	—	—	—
Balance at March 31, 2019	$53,517	$10,813	$782	$65,112
________
(1) The addition of approximately $5.4 million relates to the preliminary valuation of assets and liabilities related to J&S’ acquisition of BAV.
Intangible assets, net as of March 31, 2019 and December 31, 2018, are as follows (in thousands):

	March 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(70)	$105	$175	$(61)	$114
J&S customer relationships	8,719	(1,332)	7,387	6,519	(1,087)	5,432
Premier management contracts	188,800	(7,088)	181,712	188,800	(4,353)	184,447
	$197,694	$(8,490)	$189,204	$195,494	$(5,501)	$189,993

Indefinite-lived intangible assets:
J&S trademarks	$3,551			$3,201
	$3,551			$3,201

Amortization expense for definite-lived intangible assets was $3.0 million and $241,000 for the three months ended March 31, 2019 and 2018, respectively. Customer relationships and management contracts for Pure Wellness and Premier were assigned a useful life of 5 years and 30 years, respectively. Customer relationships for J&S were assigned a useful life of 7 years. We are in the process of evaluating the useful life of BAV customer relationships.

Goodwill and Intangible Assets, net
The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017, are as follows (in thousands):

	Premier	J&S	Corporate and Other	Consolidated
Balance at January 1, 2017
Changes in goodwill:
Additions (1)	$—	$12,165	$782	$12,947
Adjustments	—	—	—	—
Balance at December 31, 2017	$—	$12,165	$782	$12,947
Changes in goodwill:
Additions	53,517	—	—	53,517
Adjustments (2)	—	(6,781)	—	(6,781)
Balance at December 31, 2018	$53,517	$5,384	$782	$59,683

(1) Corporate and Other additions reflect the goodwill acquired as a result of the acquisition of Pure Wellness.
(2) The adjustment of approximately $6.8 million relates primarily to the preliminary valuation of assets and liabilities related to the J&S acquisition.

Intangible assets, net as of December 31, 2018 and 2017, are as follows (in thousands):

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(61)	$114	$175	$(26)	$149
J&S customer relationships	6,519	(1,087)	5,432	6,519	(156)	6,363
Premier management contracts	188,800	(4,353)	184,447	—	—	—
	$195,494	$(5,501)	$189,993	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201			$3,201
	$3,201			$3,201

Amortization expense for definite-lived intangible assets was $5.3 million and $182,000 for the years ended December 31, 2018 and 2017, respectively. Customer relationships and management contracts for Pure Wellness, J&S and Premier were assigned a useful life of 5 years, 7 years and 30 years, respectively.